EQUITY (Details 1) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options Outstanding	738,889	703,110
Weighted average remaining contractual Life (years)	6 years 5 months 1 day	6 years 8 months 5 days
Weighted average exercise price	$ 4.26	$ 3.16
Options exercisable	448,639
Weighted averageexercise price of exercisable	$ 2.95
Exercise Price One [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options Outstanding	4,000
Weighted average remaining contractual Life (years)	4 years 2 months 26 days
Weighted average exercise price	$ 0
Options exercisable	4,000
Weighted averageexercise price of exercisable	$ 0
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Lower Range Limit	$ 0
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Upper Range Limit	$ 1
Exercise Price Two [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options Outstanding	69,200
Weighted average remaining contractual Life (years)	1 year 10 months 6 days
Weighted average exercise price	$ 1.20
Options exercisable	69,200
Weighted averageexercise price of exercisable	$ 1.20
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Lower Range Limit	$ 1.01
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Upper Range Limit	$ 2
Exercise Price Three [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options Outstanding	173,667
Weighted average remaining contractual Life (years)	4 years 9 months 18 days
Weighted average exercise price	$ 2.30
Options exercisable	173,667
Weighted averageexercise price of exercisable	$ 2.30
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Lower Range Limit	$ 2.01
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Upper Range Limit	$ 3
Exercise Price Four [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options Outstanding	252,022
Weighted average remaining contractual Life (years)	6 years 1 month 13 days
Weighted average exercise price	$ 3.96
Options exercisable	180,522
Weighted averageexercise price of exercisable	$ 3.95
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Lower Range Limit	$ 3.01
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Upper Range Limit	$ 4
Exercise Price Five [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options Outstanding	0
Weighted average remaining contractual Life (years)	0 years
Weighted average exercise price	$ 0
Options exercisable	0
Weighted averageexercise price of exercisable	$ 0
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Lower Range Limit	$ 4.01
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Upper Range Limit	$ 5
Exercise Price Six [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options Outstanding	85,000
Weighted average remaining contractual Life (years)	8 years 7 months 10 days
Weighted average exercise price	$ 6.00
Options exercisable	21,250
Weighted averageexercise price of exercisable	$ 6.00
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Lower Range Limit	$ 5.01
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Upper Range Limit	$ 6
Exercise Price Seven [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options Outstanding	75,000
Weighted average remaining contractual Life (years)	9 years 10 months 13 days
Weighted average exercise price	$ 6.89
Options exercisable	0
Weighted averageexercise price of exercisable	$ 0
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Lower Range Limit	$ 6.01
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Upper Range Limit	$ 7
Exercise Price Eight [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options Outstanding	0
Weighted average remaining contractual Life (years)	0 years
Weighted average exercise price	$ 0
Options exercisable	0
Weighted averageexercise price of exercisable	$ 0
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Lower Range Limit	$ 7.01
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Upper Range Limit	$ 8
Exercise Price Nine [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options Outstanding	80,000
Weighted average remaining contractual Life (years)	9 years 4 months 10 days
Weighted average exercise price	$ 8.01
Options exercisable	0
Weighted averageexercise price of exercisable	$ 0
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Lower Range Limit	$ 8.01
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Upper Range Limit	$ 9